Employee Benefit Plan, Schedule, Delinquent Participant Contribution	12 Months Ended
Dec. 31, 2025
EBP 06-0383750-100 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution
Note 11. Non-Exempt Party in Interest Transaction
During the year ended 2025, the Company failed to remit certain employee bonus contributions to the Plan aggregating $20. These bonus contributions are included in the Plan's receivables at December 31, 2025. The Company computed the lost earnings on these 2025 deposits and subsequently remitted the deposits and made a contribution for lost earnings to the Plan. The Hartford Fire Insurance Company filed a Form 5330 and paid the excise tax in 2026.

	Total that Constitute Nonexempt Prohibited Transactions
Participant Contributions Transferred Late to the Plan	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected under VFCP and PTE 2002-51

Check here if late participant loan contributions are included [X]

2025 participant contributions transferred late to the Plan	$—	$20	$—	$20